Subsequent Events (Details) - $ / shares	Sep. 14, 2021	Aug. 12, 2021	Jul. 26, 2021
Subsequent Events (Details) [Line Items]
Per share			$ 1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Per share	$ 1	$ 0.001
Per share value		0.001
Reverse Split [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Per share value		$ 0.005